Annual Fund Operating Expenses	Dec. 31, 2025
MML Focused Equity Fund | Class II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement	(0.13%)
Net Expenses (as a percentage of Assets)	0.77%	[1]
MML Focused Equity Fund | Service Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.15%
Fee Waiver or Reimbursement	(0.13%)
Net Expenses (as a percentage of Assets)	1.02%	[1]
MML Foreign Fund | Initial Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%	[2]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.84%
MML Foreign Fund | Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%	[2]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	1.09%

[1]	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2028, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.77% and 1.02% for Class II and Service Class I shares, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.
[2]	Management Fees have been restated to reflect current fees.